UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRITX International Stock Fund –
.
PAITX International Stock Fund–
.
Advisor  Class
RRITX International Stock Fund–
.
R  Class
PRIUX International Stock Fund–
.
I  Class
TRNZX International Stock Fund–
.
Z Class

T. ROWE PRICE International Stock Fund
HIGHLIGHTS
International stocks fell in the year ended October 31, 2022, as soaring inflation, hawkish central banks, and a growing energy crisis in Europe increased the risk of a global downturn.
The International Stock Fund slightly underperformed the MSCI All Country World
Index ex USA Net but strongly outperformed its Lipper peer group average over its fiscal year.
Our positioning changes in recent months have largely been adding to cyclical and secular growth companies and trimming a few defensive names that outperformed.
Rising inflation, moderating economic growth, supply bottlenecks, and the
Ukraine war have shaken earnings expectations for the “growthiest” part of our opportunity set. These headwinds have created opportunities for valuation-
sensitive investors to buy quality growth companies.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE International Stock Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE International Stock Fund

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Stock Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The International Stock Fund returned -25.36% in the 12 months ended
October 31, 2022. The fund underperformed the MSCI All Country World
Index ex USA Net, which returned -24.73%, but outperformed the Lipper
International Multi-Cap Growth Funds Average, which returned -32.23%.
(Returns for the Advisor, R, I, and Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Energy stocks detracted
the most from relative
performance owing to our
large underweight to the
sector, which was the best
performer in our benchmark
as disruption from the
Russia-Ukraine war sent oil
and natural gas prices to their
highest levels in many years.
Health care significantly
detracted from relative
returns due to negative stock
selection, particularly our
position in Philips. Shares
of the Dutch health and
consumer products group
lost more than two-thirds of their value after the company repeatedly cut its guidance this year due to supply chain problems and rising inflation. The profit warnings added to worries about Philips’ legal liability arising from a
2021 mass recall of devices to treat sleep apnea. Materials stocks weighed on relative performance due to adverse selection. Our holding in Akzo Nobel,
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
International Stock Fund –
.
-11.78% -25.36%
International Stock Fund–
.
Advisor  Class -11.94 -25.57
International Stock Fund–
.
R  Class -12.08 -25.82
International Stock Fund–
.
I  Class -11.73 -25.26
International Stock Fund–
.
Z  Class -11.43 -24.77
MSCI All Country World
Index ex USA Net -14.59 -24.73
Lipper International
Multi-Cap Growth Funds
Average -14.30 -32.23

T. ROWE PRICE International Stock Fund

a Dutch industrial and decorative paints manufacturer, led detractors in the sector after rising and volatile raw materials costs hurt margins and led to several profit warnings. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Turning to contributors, the industrials and business services sector added the most to relative returns after Russia’s invasion of Ukraine spurred a rally in several aerospace and defense industry holdings. French defense company
Thales and fighter jet manufacturer Dassault Aviation each recorded outsized gains as the conflict raised expectations that European governments would ramp up defense spending. The utilities sector helped relative performance due to our holding in NTPC, India’s largest electricity producer, whose shares gained on expectations of the initial public offering of its renewable energy business. Finally, having no exposure to real estate was a performance tailwind over our fiscal year as the sector lagged the broader market due to the negative impact of rising interest rates.
How is the fund positioned?
The International Stock Fund seeks to own companies in overseas developed and emerging markets that we believe can achieve and sustain above-average earnings growth over the long term. Sector and country positioning are primarily driven by bottom-up stock selection based on the fundamental research performed by T. Rowe Price’s global equity analyst team. As uncertainty picked up in recent months, we added to a mix of cyclical and secular growth companies and trimmed select defensive businesses that outperformed. Valuations for several areas of the market have become more attractive, particularly among faster-growing businesses, and we found opportunities to add to these areas.
Our allocation to financials, the largest sector on an absolute basis, increased slightly in our fiscal year’s second half. Two noteworthy purchases were new positions in National Bank of Canada, a bank with strong returns in an attractive market, and in Indian insurer HDFC Life Insurance, which we view as a long-term performer in India’s underpenetrated insurance market.
We added to our holding in Partners Group, a Swiss private equity firm that we believe is well placed to win more business over time as pension funds and other institutional investors increase their allocations to private equity investments. Significant sales included reducing our position in German exchange operator Deutsche Börse on strength driven by solid performance in its cyclical businesses, such as trading, and eliminating
Canadian insurer Sun Life Financial when our conviction in its outlook fell after a mixed earnings report.

T. ROWE PRICE International Stock Fund

Information technology (IT) was the fund’s second-largest sector in absolute terms. Our IT allocation increased over the past six months as we took advantage of the sector’s steep declines to initiate or add to positions in several high-quality growth names. We started a position in Keyence, a
Japanese manufacturer of vision and laser sensor products used in factory automation, after its shares lagged amid concerns about a global recession and slowdown in semiconductor capital spending. We also initiated French
IT services and consulting company Capgemini, which our research showed has strong growth tailwinds driven by the increasing number of companies shifting to digitalization and cloud computing in Europe. Major sales included eliminating our holdings in technology consulting provider Accenture and in Dutch chipmaker NXP Semiconductors.
Our exposure to health
care, the fund’s third-largest
sector on an absolute
basis, rose over our fiscal
second half. We added to
our positions in Japanese
drugmaker Chugai
Pharmaceutical and in
Swiss pharmaceutical and
diagnostics giant Roche on
weakness. Our largest trade
in the sector was selling
Sanofi after several delays
and failures in the French
drugmaker’s research and
development pipeline
diminished our view of its
midterm growth potential.
Key trades in other sectors
included starting a position
in French luxury goods
company Kering after its
earnings revealed weaker-
than-expected sales at Gucci as pandemic shutdowns in China curtailed in-store shopping. Kering’s other brands continued to grow strongly, however, and our long-term thesis in the company is unchanged. We took some profits in French defense contractor Thales, the largest contributor over the period, to purchase other industrial sector names with more favorable upside potential,
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/22 10/31/22
Financials 16.6% 17.2%
Information Technology 15.3  16.8
Health Care 14.9  16.0
Industrials and Business
Services 12.1  13.0
Consumer Discretionary 13.0  10.8
Consumer Staples 9.5  9.4
Communication Services 8.0  7.4
Materials 4.2  3.7
Utilities 1.5  1.8
Energy 1.3  1.1
Real Estate 0.0  0.0
Other and Reserves 3.6  2.8
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE International Stock Fund

including French aircraft engine manufacturer Safran. Our research showed that Safran’s earnings growth may exceed analysts’ forecasts due to demand for aftermarket servicing for narrow-body jet engines, a segment in which the company holds significant market share.
What is portfolio management’s outlook?
After several years of the high growth and momentum factors dominating our investment universe, we have seen a stark reversal over the past year. Rising inflation, moderating economic growth, supply bottlenecks, and the Ukraine war have undermined earnings expectations for the “growthiest” (and most expensive) parts of our opportunity set. These macro headwinds have created opportunities for valuation-sensitive, fundamentals-driven investors to buy quality growth companies that are trading at more reasonable valuations than they were just a few months ago.
In Europe, consumers and businesses depend to varying degrees on Russian natural gas, and currently there are no immediate solutions to the political push to cut European gas imports. As a result, inflationary pressures will likely persist for some time. But a weaker euro and the fact that many areas of the market have been heavily discounted mean that Europe has become a fertile ground for new, bottom-up opportunities. In Japan, a historically weak yen and the country reopening to tourism could be tailwinds for many businesses and increase the attractiveness of Japanese assets for dollar-based investors.
In China, we recently observed signs that the government may be preparing to move beyond its zero-tolerance approach to the coronavirus after the conclusion of the twice-a-decade Communist Party congress. If China proceeds with relaxing its COVID policy, we think that its economic growth could surprise on the upside in 2023. We have identified attractive opportunities within both the mainland A-share and Hong Kong markets for that potential scenario.
Bottom-up stock selection based on fundamental research remains at the heart of our investment philosophy and process and has served us well in past times of uncertainty. We are confident that our disciplined investment approach and the in-depth knowledge of companies and industries accumulated by T. Rowe
Price’s equity research team will allow us to navigate current market headwinds and generate long-term value for shareholders.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE International Stock Fund

PRINCIPAL RISKS
International investing. Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-
U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.
Market conditions. The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues, such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other

T. ROWE PRICE International Stock Fund

indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE International Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
10/31/22
Taiwan Semiconductor Manufacturing, Taiwan 2.8%
Nestle, Switzerland 2.1
ASML Holding, Netherlands 2.0
Canadian Pacific Railway, Canada 1.9
Dassault Aviation, France 1.8
Deutsche Telekom, Germany 1.8
NTPC, India 1.8
TMX Group, Canada 1.8
AstraZeneca, United Kingdom 1.7
Julius Baer Group, Switzerland 1.7
Unilever, United Kingdom 1.6
Prosus, Netherlands 1.6
EssilorLuxottica, France 1.6
AIA Group, Hong Kong 1.6
Akzo Nobel, Netherlands 1.5
Housing Development Finance, India 1.5
Axis Bank, India 1.5
Linde, United States 1.5
Nippon Telegraph & Telephone, Japan 1.4
Bank Central Asia, Indonesia 1.4
Samsung Electronics, South Korea 1.3
Partners Group Holding, Switzerland 1.3
Alcon, Switzerland 1.2
Roche Holding, Switzerland 1.2
Otsuka Holdings, Japan 1.2
Total 40.8%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE International Stock Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERNATIONAL STOCK FUND
Note: Performance for the Advisor, R, I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE International Stock Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Stock Fund –
.
-25.36% 0.02% 4.32% – –
International Stock Fund–
.
Advisor  Class -25.57 -0.28 4.06 – –
International Stock Fund–
.
R  Class -25.82 -0.58 3.70 – –
International Stock Fund–
.
I  Class -25.26 0.16 – 3.57% 8/28/15
International Stock Fund–
.
Z  Class -24.77 – – 9.55 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.
International Stock Fund 0.77%
International Stock Fund–Advisor Class 1.07
International Stock Fund–R Class 1.37
International Stock Fund–I Class 0.66
International Stock Fund–Z Class 0.65
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE International Stock Fund

Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Stock Fund

INTERNATIONAL STOCK FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $882.20 $4.03
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.92   4.33
Advisor Class
Actual   1,000.00   880.60   5.17
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.71   5.55
R Class
Actual   1,000.00   879.20   6.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.15   7.12
I Class
Actual   1,000.00   882.70   3.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.73   3.52
Z Class
Actual   1,000.00   885.70   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.85%,
the
2
Advisor Class was 1.09%, the
3
R Class was 1.40%, the
4
I Class was 0.69%, and the
5
Z
Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Stock Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Stock Fund –
.
-26.95% -0.33% 3.99% – –
International Stock Fund–
.
Advisor  Class -27.14  -0.61  3.73  – –
International Stock Fund–
.
R  Class -27.40  -0.93  3.38  – –
International Stock Fund–
.
I  Class -26.86  -0.19  – 3.10% 8/28/15
International Stock Fund–
.
Z  Class -26.36  – – 8.35  3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor ,
3
R ,
4
I , and
5
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 22 .00 $ 18 .09 $ 17 .80 $ 16 .69 $ 19 .27
Investment activities
Net investment income
(1)(2)
0 .14 0 .17 0 .11 0 .43 0 .26
Net realized and unrealized gain/
loss ( 5 .40 ) 4 .06 0 .68 1 .78 ( 1 .92 )
Total from investment activities ( 5 .26 ) 4 .23 0 .79 2 .21 ( 1 .66 )
Distributions
Net investment income ( 0 .17 ) ( 0 .08 ) ( 0 .43 ) ( 0 .25 ) ( 0 .27 )
Net realized gain ( 1 .29 ) ( 0 .24 ) ( 0 .07 ) ( 0 .85 ) ( 0 .65 )
Total distributions ( 1 .46 ) ( 0 .32 ) ( 0 .50 ) ( 1 .10 ) ( 0 .92 )
NET ASSET VALUE
End of period $ 15 .28 $ 22 .00 $ 18 .09 $ 17 .80 $ 16 .69
Ratios/Supplemental Data
Total return
(2)(3)
( 25 .36 ) % 23 .49% 4 .39% 14 .44% ( 9 .08 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .84% 0 .77% 0 .79% 0 .80% 0 .81%
Net expenses after waivers/
payments by Price Associates 0 .84% 0 .77% 0 .79% 0 .80% 0 .81%
Net investment income 0 .77% 0 .76% 0 .63% 2 .58% 1 .42%
Portfolio turnover rate 33 .6% 27 .6% 31 .3% 36 .6% 37 .0%
Net assets, end of period (in
millions) $1,523 $3,071 $3,582 $11,178 $10,458
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 21 .98 $ 18 .07 $ 17 .85 $ 16 .71 $ 19 .25
Investment activities
Net investment income
(1)(2)
0 .11 0 .11 0 .04 0 .25 0 .22
Net realized and unrealized gain/
loss ( 5 .42 ) 4 .06 0 .67 1 .93 ( 1 .93 )
Total from investment activities ( 5 .31 ) 4 .17 0 .71 2 .18 ( 1 .71 )
Distributions
Net investment income ( 0 .11 ) ( 0 .02 ) ( 0 .42 ) ( 0 .19 ) ( 0 .18 )
Net realized gain ( 1 .29 ) ( 0 .24 ) ( 0 .07 ) ( 0 .85 ) ( 0 .65 )
Total distributions ( 1 .40 ) ( 0 .26 ) ( 0 .49 ) ( 1 .04 ) ( 0 .83 )
Redemption fees added to paid-in
capital
(1)(3)
— — — —
(4)
—
(4)
NET ASSET VALUE
End of period $ 15 .27 $ 21 .98 $ 18 .07 $ 17 .85 $ 16 .71

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(5)
( 25 .57 ) % 23 .16% 3 .92% 14 .16% ( 9 .31 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1 .10% 1 .07% 1 .21% 1 .06% 1 .07%
Net expenses after waivers/
payments by Price Associates 1 .10% 1 .07% 1 .21% 1 .06% 1 .07%
Net investment income 0 .60% 0 .49% 0 .25% 1 .50% 1 .16%
Portfolio turnover rate 33 .6% 27 .6% 31 .3% 36 .6% 37 .0%
Net assets, end of period (in
thousands) $12,223 $19,113 $15,512 $23,217 $113,622
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 21 .59 $ 17 .80 $ 17 .61 $ 16 .51 $ 19 .09
Investment activities
Net investment income
(1)(2)
0 .05 0 .04 0 .02 0 .32 0 .17
Net realized and unrealized gain/
loss ( 5 .33 ) 3 .99 0 .65 1 .78 ( 1 .92 )
Total from investment activities ( 5 .28 ) 4 .03 0 .67 2 .10 ( 1 .75 )
Distributions
Net investment income ( 0 .03 ) — ( 0 .41 ) ( 0 .15 ) ( 0 .18 )
Net realized gain ( 1 .29 ) ( 0 .24 ) ( 0 .07 ) ( 0 .85 ) ( 0 .65 )
Total distributions ( 1 .32 ) ( 0 .24 ) ( 0 .48 ) ( 1 .00 ) ( 0 .83 )
NET ASSET VALUE
End of period $ 14 .99 $ 21 .59 $ 17 .80 $ 17 .61 $ 16 .51
Ratios/Supplemental Data
Total return
(2)(3)
( 25 .82 ) % 22 .72% 3 .74% 13 .78% ( 9 .61 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1 .41% 1 .40% 1 .45% 1 .45% 1 .39%
Net expenses after waivers/
payments by Price Associates 1 .40% 1 .40% 1 .40% 1 .40% 1 .39%
Net investment income 0 .31% 0 .17% 0 .11% 1 .94% 0 .92%
Portfolio turnover rate 33 .6% 27 .6% 31 .3% 36 .6% 37 .0%
Net assets, end of period (in
thousands) $6,672 $9,316 $8,443 $8,755 $8,362
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 21 .98 $ 18 .10 $ 17 .80 $ 16 .70 $ 19 .28
Investment activities
Net investment income
(1)(2)
0 .20 0 .19 0 .13 0 .47 0 .30
Net realized and unrealized gain/
loss ( 5 .43 ) 4 .07 0 .68 1 .76 ( 1 .93 )
Total from investment activities ( 5 .23 ) 4 .26 0 .81 2 .23 ( 1 .63 )
Distributions
Net investment income ( 0 .19 ) ( 0 .14 ) ( 0 .44 ) ( 0 .28 ) ( 0 .30 )
Net realized gain ( 1 .29 ) ( 0 .24 ) ( 0 .07 ) ( 0 .85 ) ( 0 .65 )
Total distributions ( 1 .48 ) ( 0 .38 ) ( 0 .51 ) ( 1 .13 ) ( 0 .95 )
NET ASSET VALUE
End of period $ 15 .27 $ 21 .98 $ 18 .10 $ 17 .80 $ 16 .70
Ratios/Supplemental Data
Total return
(2)(3)
( 25 .26 ) % 23 .67% 4 .50% 14 .59% ( 8 .93 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .68% 0 .66% 0 .66% 0 .66% 0 .66%
Net expenses after waivers/
payments by Price Associates 0 .68% 0 .66% 0 .66% 0 .66% 0 .66%
Net investment income 1 .15% 0 .88% 0 .76% 2 .81% 1 .61%
Portfolio turnover rate 33 .6% 27 .6% 31 .3% 36 .6% 37 .0%
Net assets, end of period (in
millions) $2,000 $1,957 $1,687 $3,703 $2,735
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 22 .13 $ 18 .17 $ 13 .39
Investment activities
Net investment income
(2)(3)
0 .31 0 .35 0 .18
Net realized and unrealized gain/loss ( 5 .44 ) 4 .07 4 .60
Total from investment activities ( 5 .13 ) 4 .42 4 .78
Distributions
Net investment income ( 0 .36 ) ( 0 .22 ) —
Net realized gain ( 1 .29 ) ( 0 .24 ) —
Total distributions ( 1 .65 ) ( 0 .46 ) —
NET ASSET VALUE
End of period $ 15 .35 $ 22 .13 $ 18 .17
Ratios/Supplemental Data
Total return
(3)(4)
( 24 .77 ) % 24 .50% 35 .70%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0 .66% 0 .65% 0 .65%
(5)
Net expenses after waivers/payments by Price Associates 0 .00% 0 .00% 0 .00%
(5)
Net investment income 1 .71% 1 .58% 1 .61%
(5)
Portfolio turnover rate 33 .6% 27 .6% 31 .3%
Net assets, end of period (in millions) $7,750 $10,299 $9,139
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Stock Fund
October 31, 2022
21
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
MercadoLibre (USD)  (1) 22,591 20,368
Total Argentina (Cost
$17,876
)
20,368
BRAZIL 1.3%
Common Stocks 1.3%
Raia Drogasil  5,744,700 29,449
Suzano  7,632,123 78,678
XP, Class A (USD)  (1)(2) 2,394,942 43,899
Total Brazil (Cost
$157,006
)
152,026
CANADA 7.0%
Common Stocks 7.0%
Canadian Pacific Railway (USD)  2,822,731 210,265
Constellation Software  81,500 117,845
Definity Financial  (2) 995,855 29,495
Descartes Systems Group (USD)  (1) 624,330 43,123
National Bank of Canada  1,146,600 78,070
Shopify, Class A (USD)  (1) 1,456,477 49,855
TELUS International CDA  (1) 2,322,864 57,716
TMX Group  2,063,673 198,407
Total Canada (Cost
$859,625
)
784,776
CAYMAN ISLANDS 0.5%
Convertible Preferred Stocks 0.5%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $14,935
(USD)  (1)(3)(4) 303,003 53,613
Total Cayman Islands (Cost
$14,935
)
53,613
CHINA 6.2%
Common Stocks 3.6%
58.com (USD)  (1)(3) 3,564,710 —
Alibaba Group Holding, ADR (USD)  (1) 1,840,013 116,988
Baidu, ADR (USD)  (1) 156,283 11,967
JD Health International (HKD)  (1)(2) 9,524,350 52,251
Kanzhun, ADR (USD)  (1) 839,184 9,172
Silergy (TWD)  2,731,000 31,493
Tencent Holdings (HKD)  2,430,000 63,853
T. ROWE PRICE International Stock Fund

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Trip.com Group, ADR (USD)  (1) 4,644,984 105,116
Wuxi Biologics Cayman (HKD)  (1) 2,766,000 12,446
403,286
Common Stocks - China A Shares 2.6%
Inner Mongolia Yili Industrial Group, A Shares (CNH)  14,303,300 49,514
Kweichow Moutai, A Shares (CNH)  315,740 58,468
NARI Technology, A Shares (CNH)  21,310,282 71,504
Shandong Pharmaceutical Glass, A Shares (CNH)  10,894,878 41,179
Shenzhen Inovance Technology, A Shares (CNH)  8,199,360 75,050
295,715
Total China (Cost
$814,465
)
699,001
DENMARK 0.6%
Common Stocks 0.6%
Genmab  (1) 178,503 68,761
Total Denmark (Cost
$57,499
)
68,761
FRANCE 8.3%
Common Stocks 8.3%
Capgemini  560,096 91,795
Dassault Aviation  1,385,249 205,735
EssilorLuxottica  1,127,389 178,272
Kering  255,629 117,068
LVMH Moet Hennessy Louis Vuitton  81,040 51,136
Safran  876,177 97,580
Teleperformance  222,691 59,665
Thales  1,052,354 133,838
Total France (Cost
$815,938
)
935,089
GERMANY 5.9%
Common Stocks 4.9%
Bayer  1,696,269 89,192
Beiersdorf  335,682 32,224
Daimler Truck Holding  (1) 1,532,477 40,875
Deutsche Boerse  378,735 61,590
Deutsche Telekom  10,743,429 202,787
Evotec  (1) 3,491,424 66,592
Infineon Technologies  2,392,937 58,066
551,326
Preferred Stocks 1.0%
Dr Ing hc F Porsche  (1)(2) 529,562 54,165

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Sartorius (2) 174,029 61,361
115,526
Total Germany (Cost
$687,785
)
666,852
HONG KONG 1.8%
Common Stocks 1.8%
AIA Group  23,328,600 176,709
Hong Kong Exchanges & Clearing  808,500 21,461
Total Hong Kong (Cost
$102,469
)
198,170
INDIA 6.6%
Common Stocks 6.6%
Axis Bank  15,575,858 170,812
HDFC Life Insurance  10,416,264 68,078
Housing Development Finance  5,762,334 172,301
Kotak Mahindra Bank  2,206,072 50,784
Maruti Suzuki India  724,706 83,617
NTPC  95,229,363 199,749
Total India (Cost
$471,288
)
745,341
INDONESIA 1.9%
Common Stocks 1.9%
Bank Central Asia  272,793,100 154,204
Sarana Menara Nusantara  885,008,700 65,512
Total Indonesia (Cost
$72,666
)
219,716
ITALY 2.2%
Common Stocks 2.2%
Amplifon  1,594,031 39,602
Banca Mediolanum  13,028,316 97,477
DiaSorin  555,162 72,579
Ermenegildo Zegna (USD)  (2) 3,794,039 41,583
Total Italy (Cost
$257,264
)
251,241
JAPAN 14.6%
Common Stocks 14.6%
Chugai Pharmaceutical  4,210,500 97,565
Daiichi Sankyo  3,784,900 121,158
Daikin Industries  426,200 63,839

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Disco  261,500 62,546
Fujitsu General  3,247,600 74,117
Hikari Tsushin  (2) 359,200 43,389
Keyence  279,700 105,465
Murata Manufacturing  1,776,100 84,080
Nippon Telegraph & Telephone  5,874,900 162,034
NTT Data  4,272,200 61,878
Otsuka Holdings  4,214,800 135,103
Outsourcing  5,892,000 45,899
Pan Pacific International Holdings  3,131,700 51,393
Persol Holdings  3,400,400 68,084
Seven & i Holdings  (2) 3,493,500 130,407
Shimadzu  2,099,600 55,310
Sony Group  1,188,500 80,146
Stanley Electric  3,309,300 56,260
Suzuki Motor  2,164,300 73,175
Z Holdings  31,582,300 81,506
Total Japan (Cost
$1,691,907
)
1,653,354
NETHERLANDS 6.2%
Common Stocks 6.2%
Adyen  (1) 36,951 52,752
Akzo Nobel  2,828,375 174,611
ASML Holding  482,350 226,264
Koninklijke Philips  4,985,609 63,242
Prosus  4,218,849 182,430
Total Netherlands (Cost
$822,378
)
699,299
PHILIPPINES 0.4%
Common Stocks 0.4%
SM Investments  3,512,265 50,058
Total Philippines (Cost
$56,655
)
50,058
PORTUGAL 1.6%
Common Stocks 1.6%
Galp Energia  11,988,256 121,718
Jeronimo Martins  2,840,149 58,771
Total Portugal (Cost
$202,684
)
180,489

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
RUSSIA 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD)  (1)(3) 370,433 —
Total Russia (Cost
$22,173
)
—
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD)  (1)(2) 1,108,700 55,080
Total Singapore (Cost
$70,651
)
55,080
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Capitec Bank Holdings  459,035 47,532
Total South Africa (Cost
$24,466
)
47,532
SOUTH KOREA 2.4%
Common Stocks 2.4%
LG Household & Health Care  84,931 30,344
NAVER  779,910 92,512
Samsung Electronics  3,602,543 149,937
Total South Korea (Cost
$203,945
)
272,793
SPAIN 1.2%
Common Stocks 1.2%
Amadeus IT Group, Class A  (1) 1,353,880 70,612
Fluidra  (2) 4,875,362 66,212
Total Spain (Cost
$210,388
)
136,824
SWEDEN 2.2%
Common Stocks 2.2%
Assa Abloy, Class B  3,834,546 77,428
Essity, Class B  3,929,461 83,023
Olink Holding, ADR (USD)  (1) 1,020,536 18,706
Swedbank, Class A  4,376,533 65,246
Total Sweden (Cost
$250,212
)
244,403

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 9.8%
Common Stocks 9.8%
Alcon  2,317,675 141,113
Barry Callebaut  47,102 89,113
Julius Baer Group  3,988,891 191,383
Lonza Group  254,880 131,208
Nestle  2,226,006 242,320
Partners Group Holding  165,530 148,577
PolyPeptide Group  636,944 18,520
Roche Holding  425,053 141,032
Total Switzerland (Cost
$997,049
)
1,103,266
TAIWAN 2.8%
Common Stocks 2.8%
Taiwan Semiconductor Manufacturing  26,640,000 320,272
Total Taiwan (Cost
$73,254
)
320,272
THAILAND 0.7%
Common Stocks 0.7%
CP ALL  48,820,300 79,120
Total Thailand (Cost
$72,302
)
79,120
UNITED ARAB EMIRATES 0.6%
Common Stocks 0.6%
Network International Holdings (GBP)  (1) 17,374,563 65,065
Total United Arab Emirates (Cost
$90,607
)
65,065
UNITED KINGDOM 7.5%
Common Stocks 7.4%
Ashtead Group  1,749,290 91,126
AstraZeneca, ADR (USD)  3,287,699 193,349
Bridgepoint Group  13,277,237 30,344
Burberry Group  2,598,758 54,151
London Stock Exchange Group  1,519,567 131,719
Rightmove  7,284,885 41,023
Smith & Nephew  9,619,071 113,668
Unilever (EUR)  4,023,533 183,643
YuLife Holdings, Acquisition Date: 10/11/22, Cost $968  (1)(3)(4) 48,945 1,001
840,024

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.1%
YuLife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $4,702  (1)(3)(4) 237,837 4,864
4,864
Total United Kingdom (Cost
$840,851
)
844,888
UNITED STATES 3.8%
Common Stocks 3.8%
Atlassian, Class A  (1) 202,231 40,999
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865  (1)(3)
(4) 14,001 13,370
Linde (EUR)  (2) 565,887 168,962
Mastercard, Class A  275,845 90,527
Waste Connections  849,633 112,075
425,933
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408  (1)(3)(4) 826 789
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58  (1)(3)(4) 34 32
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5  (1)(3)(4) 3 3
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4  (1)(3)(4) 2 2
826
Total United States (Cost
$284,813
)
426,759
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 3.21%  (5)(6) 275,979,289 275,979
Total Short-Term Investments (Cost $275,979) 275,979

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 3.21%  (5)(6) 228,048,484 228,048
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 228,048
Total Securities Lending Collateral (Cost $228,048) 228,048
Total Investments in Securities
101.6% of Net Assets
(Cost $10,747,178) $ 11,478,183
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at October 31, 2022.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$73,674 and represents 0.7% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.21% $ — $ — $ 3,041++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 3,041+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
10/31/22
T. Rowe Price Government
Reserve Fund, 3.21% $ 318,281  ¤   ¤ $ 504,027
T. Rowe Price Short-Term Fund 247,508   ¤   ¤ —
Total $ 504,027^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $3,041 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $504,027.

T. ROWE PRICE International Stock Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $10,747,178) $ 11,478,183
Receivable for investment securities sold 52,383
Foreign currency (cost $18,759) 18,590
Dividends receivable 10,741
Due from affiliates 4,050
Receivable for shares sold 3,890
Other assets 19,836
Total assets 11,587,673
Liabilities
Obligation to return securities lending collateral 228,099
Payable for investment securities purchased 37,195
Payable for shares redeemed 6,346
Investment management fees payable 6,009
Payable to directors 2
Other liabilities 17,876
Total liabilities 295,527
NET ASSETS $ 11,292,146

T. ROWE PRICE International Stock Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 495,319
Paid-in capital applicable to 736,760,034 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 10,796,827
NET ASSETS $ 11,292,146
NET ASSET VALUE PER SHARE
Investor Class
($1,523,092,146 / 99,679,122 shares outstanding) $ 15.28
Advisor Class
($12,223,268 / 800,566 shares outstanding) $ 15.27
R Class
($6,672,373 / 445,064 shares outstanding) $ 14.99
I Class
($2,000,217,383 / 130,997,829 shares outstanding) $ 15.27
Z Class
($7,749,940,536 / 504,837,453 shares outstanding) $ 15.35

T. ROWE PRICE International Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $23,961) $ 221,378
    Interest 2,977
Securities lending 1,964
Other 2
Total income 226,321
Expenses
Investment management 83,809
Shareholder servicing
Investor Class $ 3,557
Advisor Class 30
R Class 19
I Class 424 4,030
Rule 12b-1 fees
Advisor Class 38
R Class 40 78
Prospectus and shareholder reports
Investor Class 131
I Class 94
Z Class 3 228
Custody and accounting 2,534
Legal and audit 182
Registration 145
Directors 33
Miscellaneous 380
Waived / paid by Price Associates (59,160)
Total expenses 32,259
Net investment income 194,062

T. ROWE PRICE International Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $2) (157,564)
Options written 684
Foreign currency transactions (5,566)
Net realized loss (162,446)
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $361) (3,843,298)
Other assets and liabilities denominated in foreign currencies (3,002)
Change in net unrealized gain / loss (3,846,300)
Net realized and unrealized gain / loss (4,008,746)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (3,814,684)

T. ROWE PRICE International Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 194,062 $ 214,102
Net realized gain (loss) (162,446) 1,508,620
Change in net unrealized gain / loss (3,846,300) 1,749,446
Increase (decrease) in net assets from operations (3,814,684) 3,472,168
Distributions to shareholders
Net earnings
Investor Class (201,452) (56,907)
Advisor Class (1,187) (245)
R Class (577) (117)
I Class (129,631) (42,677)
Z Class (770,586) (229,113)
Decrease in net assets from distributions (1,103,433) (329,059)
Capital share transactions
*
(1)
Shares sold
Investor Class 79,254 176,122
Advisor Class 1,269 4,498
R Class 1,402 2,705
I Class 1,082,858 806,708
Z Class 1,062,363 1,478,836
Distributions reinvested
Investor Class 188,373 53,828
Advisor Class 1,134 237
R Class 577 117
I Class 126,966 42,008
Z Class 770,586 229,113
Shares redeemed
Investor Class (975,579) (1,470,613)
Advisor Class (3,491) (4,657)
R Class (1,658) (3,808)
I Class (428,754) (975,016)
Z Class (1,051,556) (2,558,186)
Increase (decrease) in net assets from capital share
transactions 853,744 (2,218,108)

T. ROWE PRICE International Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Net Assets
Increase (decrease) during period (4,064,373) 925,001
Beginning of period 15,356,519 14,431,518
End of period $ 11,292,146 $ 15,356,519
*Share information (000s)
(1)
Shares sold
Investor Class 4,406 8,108
Advisor Class 73 214
R Class 78 126
I Class 59,732 38,408
Z Class 57,877 67,876
Distributions reinvested
Investor Class 9,630 2,601
Advisor Class 58 11
R Class 30 6
I Class 6,501 2,033
Z Class 39,476 11,079
Shares redeemed
Investor Class (53,955) (69,129)
Advisor Class (199) (214)
R Class (94) (175)
I Class (24,275) (44,612)
Z Class (57,963) (116,396)
Increase (decrease) in shares outstanding 41,375 (100,064)
(1)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE International Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. The fund has five classes of shares: the International Stock Fund (Investor Class), the International Stock Fund–
Advisor Class (Advisor Class), the International Stock Fund–R Class (R Class), the
International Stock Fund–I Class (I Class) and the International Stock Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate
Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates

T. ROWE PRICE International Stock Fund

and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in net realized gain (loss) from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25%
and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2022, the fund realized
$94,133,000 of net gain on $312,993,000 of in-kind redemptions.

T. ROWE PRICE International Stock Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE International Stock Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of

T. ROWE PRICE International Stock Fund

the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,163,072  $ 9,621,884  $ 14,371  $ 10,799,327
Convertible Preferred
Stocks —  —  59,303  59,303
Preferred Stocks —  115,526  —  115,526
Short-Term Investments 275,979  —  —  275,979
Securities Lending
Collateral 228,048  —  —  228,048
Total $ 1,667,099  $ 9,737,410  $ 73,674  $ 11,478,183

T. ROWE PRICE International Stock Fund

liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of October 31, 2022, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2022, and the related location on the accompanying
Statement of Operations is summarized in the following table by primary underlying risk exposure:
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended
October 31, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 684
Total $ 684

T. ROWE PRICE International Stock Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO).
The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased.
Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold;
however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE International Stock Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2022, the value of loaned securities was
$220,018,000; the value of cash collateral and related investments was $228,099,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $4,331,645,000 and $4,402,694,000, respectively, for the year ended
October 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE International Stock Fund

Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital
gains, if any) $ 548,325  $ 147,441
Long-term capital gain 555,108  181,618
Total distributions $ 1,103,433  $ 329,059
($000s)
Cost of investments $ 10,906,298
Unrealized appreciation $ 2,813,606
Unrealized depreciation (2,262,011)
Net unrealized appreciation (depreciation) $ 551,595
($000s)
Undistributed ordinary income $ 222,472
Net unrealized appreciation (depreciation) 551,595
Loss carryforwards and deferrals (278,748)
Total distributable earnings (loss) $ 495,319

T. ROWE PRICE International Stock Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2022, the effective

T. ROWE PRICE International Stock Fund

annual group fee rate was 0.29%. Effective September 1, 2020, Price Associates agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.70% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders.
The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the year ended October 31,
2022.
The R Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Effective September 1, 2020, the I Class was also subject to a contractual expense limitation through February 28, 2022. During the limitation period, Price
Associates was required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense

T. ROWE PRICE International Stock Fund

ratio) to exceed 0.75%. The I Class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this particular arrangement during the year ended October 31, 2022.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2022 as indicated in the table below and remain subject to repayment by the fund. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $6,000 remain subject to repayment by the fund at October 31, 2022. Any repayment of expenses previously waived/paid by
Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended October 31, 2022, expenses incurred pursuant to these service agreements were $107,000 for Price Associates; $2,214,000 for T. Rowe Price Services, Inc.; and
R Class I Class Z Class
Expense limitation/I Class Limit 1.40% 0.05% 0.00%
Expense limitation date 02/29/24 02/29/24 N/A
(Waived)/repaid during the period ($000s) $(1) $— $(59,159)

T. ROWE PRICE International Stock Fund

$249,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2022, the fund was charged $194,000 for shareholder servicing costs related to the college savings plans, of which $96,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At October 31, 2022,
approximately 17% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price
Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which

T. ROWE PRICE International Stock Fund

require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
October 31, 2022, this reimbursement amounted to $126,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than
5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan;
loans of less than 10% are unsecured. During the year ended October 31, 2022, the fund earned $1,000 in interest income related to loans made to other funds on five days in the average amount of $5,980,000 and at an average annual rate of 1.66%. At October 31,
2022, there were no loans outstanding.
NOTE 9 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE International Stock Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE International Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Stock Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund")
as of October 31, 2022, the related statement of operations for the year ended October
31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$340,004,000 from short-term capital gains
$555,108,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $198,288,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $537,000 of the fund's income qualifies for the dividends-
received deduction.
The fund will pass through foreign source income of $211,024,000 and foreign taxes paid of $19,985,000.

T. ROWE PRICE International Stock Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE International Stock Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE International Stock Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE International Stock Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE International Stock Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice
President, International Funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Stock Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, Jr., CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Head of China Consumer in
Equity Research, Credit Lyonnais Asia-Pacific (to
2018)
Ryan W. Ferro (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Vishnu V. Gopal (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Joel Grant (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gianluca Guicciardi (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly,
Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tetsuji Inoue (1971)
Vice President
Vice President, Price Hong Kong, T. Rowe Price
Group, Inc., and Price International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Prashant G. Jeyaganesh (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sridhar Nishtala (1975)
Vice President
Director and Vice President, Price Singapore; Vice
President, T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun A. Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Vice President, PIMCO
(to 2018)
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202212-2401515
F37-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$24,349	$21,532
Audit-Related Fees	-	-
Tax Fees	-	2,446
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022